LEASES (Tables)	12 Months Ended
Dec. 31, 2019
LEASES
Schedule of maturities of lease liabilities

The maturities of lease liabilities in accordance with Leases (Topic 842) in each of the next five years and thereafter as of December 31, 2019 were as follows:

Year Ending December 31,
2020	34,948
2021	24,091
2022	15,668
2023	10,807
2024	7,208
Thereafter	4,292
Total lease payment	97,014
Less: imputed interest	(8,984)
Present value of minimum operating lease payments	88,030

The undiscounted future minimum payments under non-cancelable operating leases as of December 31, 2018, prior to the adoption of the Lease ASUs was as follows:

Year Ending December 31,
2019	30,443
2020	27,496
2021	14,322
2022	8,299
2023	7,835
Thereafter	16,509
Total lease payment	104,904